Forward Share Purchase Liability (Details) - Schedule of Level 3 Fair Value Measurements of the FSP Liability - Level 3 [Member] - $ / shares		6 Months Ended	12 Months Ended
	Nov. 14, 2022	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price	$ 5.71	$ 1.54	$ 1.54
Risk-free interest rate	4.16%	4.16%	4.16%
Volatility	52.19%	52.19%	52.19%
Exercise price	$ 12.25	$ 12.34	$ 12.34
Term	9 months	7 months 9 days	7 months 9 days